Commitments and Contingencies	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018 the Company sent a letter to the previous owners of Howco Distributing Co. ("Howco") alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018 the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants' answer. On July 22, 2019, the Company was granted a dismissal without prejudice of the lawsuit filed against the previous owners of Howco. The Company and the previous owners are in discussion to settle the matter as of December 31, 2020.( See Note 16)

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

On February 11, 2019, the Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company's complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000. The former CFO has responded to the suit and has filed a motion to dismiss the Company's suit during August of 2019. The judge presiding ruled to dismiss the defendant's motion. Currently, the Company is in discussion with the former CFO's legal counsel to resolve the matter. We are in discussions with the former CFO's attorney and are hopeful we will reach an agreement.

On April 10, 2019, a former service provider filed a complaint with three charges with the Superior Court Judicial District of New Haven, CT seeking payment for professional services. The Company has previously recognized expenses of $218,637, which remain unpaid in accounts payable. The Company has retained an attorney who is currently working to address the complaint. On August 9, 2019 the Company filed a motion to dismiss the charge of unjust enrichment. The judge granted the Company's motion to dismiss. The Company, through its attorney, is working to negotiate a settlement.

During the year ended September 30, 2019, two vendors (The Equity Group and Toppan Vintage) have asserted claims for past due amounts of approximately $59,000, arising from services provided. The Company has fully recognized in accounts payable the amounts associated with these claims and expects to resolve the matters to satisfaction of all parties.

On December 30, 2020, Petersen Machinery Co., sued Howco for a total of $316,642. This amount consists of $276,430 of principal and $40,212 of interests. We are currently in talks with their attorney and we hopeful that we reach a settle agreement with Peterson Machinery Co.

Settlements

On January 29, 2018, the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 400 common shares of the Company's common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of September 30, 2020 and 2019. The Company is in default of the settlement.

On November 13, 2018 the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature. The note is now past due and remains unconverted at December 31, 2020; however there is no default interest of penalty associated with the default. The accrued balance as accounts payable of $71,700 was recognized as a gain on debt extinguishment upon receipt of the waiver and release from the vendor.

On December 30, 2020, a Howco vendor filed a lawsuit seeking payment of past due invoices totaling $276,430 and finance charges of $40,212. The Company has recorded the liability for the invoices in the normal course of business. $40,212 has been recognized as expense for the finance charges and the accounts payable balance is $416,642 as of December 31, 2020. Management at Howco as well as a consultant are in negotiation with the vendor and their legal counsel and have arrived at a likely settlement to the matter.

On January 13, 2021 Howco entered into an payment arrangement (promissory note) with Pacific Power LLC. The principal amount owed to this supplier is $279,323.11 with an accumulated interest of $60,437.68. Howco will pay Pacific Power LLC $5,000 a month. The monthly payments commenced on February 1st 2021. The outstanding balance will accrue at 12% per annum rate on the outstanding balance. On December 31, 2022, Howco, per the promissory note, is required to pay the entire remaining outstanding balance.

On February 8, 2021 Howco entered into a settlement agreement with Cummins Inc. Howco agreed to pay $43,358 plus interest to Cummins Inc. over the next two years. Howco will make six monthly installments of not less than $1,500 a month for the following six months and $2,000 a month thereafter until liquidated.

As of December 31, 2020, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

The Impact of COVID-19

The Company is a wholesale vendor to the Department of Defense through its wholly owned subsidiary, Howco and is directly involved in distribution and integration of advanced low altitude UAV systems, services and products. Both the wholesale vendor and the integration/distribution aspects of the Company's business have been affected due to the COVID-19 social distancing requirements mandated by the federal, state and local governments where the Company's operations occur. For some businesses, like the Company's, much of the integration and distribution of its core products and delivery of its core services cannot always be done through "virtual" means, and even when this is possible, it requires significant capital and time to achieve. During the year ended December 31, 2020 sales and shipments at Howco have continued at a lower rate than during the three months ended December 31, 2019.

Commitments

Lease Obligations

The Company entered into an agreement with a manufacturer in Pismo Beach, California. The agreement provides for certain services to be provided by the manufacturer as needed by the Company. The agreement has an initial term of three years with one year renewals. In connection with this agreement, the Company has agreed to sublease space based in San Luis Obispo, California from the manufacturer for the purposes of the development and manufacturing of unmanned aerial vehicles. The lease provides for base monthly rent of approximately $15,000 for the initial term to be increased to $16,500 per month upon extension. The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises. The Company is in default of the rent payments and had received oral demand for payments. As of September 30, 2020, the Company has not made any of the required monthly rent payments in connection with this agreement. During fiscal 2017, the Company had expensed and accrued into accounts payable the remaining amounts due under the term of the lease for a total accrual of $360,000 pursuant to ASC 420-10-30. This balance remains accrued as of December 31, and September 30, 2020.

On April 16, 2020 the Company's subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154. The lease requires monthly payments including base rent plus CAM with annual increases.

The Company recognized a right-of-use asset of and a lease liability of $156,554, which represents the fair value of the lease payments calculated as present value of the minimum lease payments using a discount rate of 10% on date of the lease renewal in accordance with ASC 842. The asset and liability will be amortized as monthly payments are made and lease expense will be recognized on a straight-line basis over the term of the lease.

Right of use asset (ROU) is summarized below:

December 31, 2020
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(31,097)
Balance ROU asset as of December 31, 2020	$125,457

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(30,406)
Total lease liabilities - December 31, 2020	$126,148
Less: current portion	(52,181)
Lease liabilities, non-current	$73,967

Non-cancellable operating lease total future payments at December 31, 2020 are summarized below:

Total minimum operating lease payments	$153,020
Less discount to fair value	(26,873)
Total lease liability at December 31, 2020	$126,147

Future minimum lease payments under non-cancellable operating leases at December 31, 2020 are as follows:

Years ending September 30,	Amount
2021	$46,722
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$153,020

For the three months ended December 31, 2020 and 2019, rent expense for all leases amounted to $16,962 and $15,276, respectively.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500.

Profit Sharing Plan (for Howco)

On April 13, 2018, Howco announced to its employees a Company-wide profit-sharing program. The employee profit share is equal to their annual salary divided by the Company's total annual payroll and multiplied by 10% of net income for the fiscal year. During the three months ended December 31, 2020 and 2019 the employees earned $0 and $0, under this plan.

Notice of Default

On September 6, 2019, the Company received a notice of default under its senior secured credit facility with TCA, for non-payment of amounts due among other matters. Left uncured the default remedies include seizure of operating assets such as the Company's subsidiary. Additionally, the default may trigger cross default provisions under agreements with other creditors.

During the year ended September 30, 2020, Crown Bridge Partners notified the Company of a default on their convertible note dated March 1, 2019. The principal was increased by charges of $17,500 for technical default effective June 30, 2020 and an additional put premium was calculated to be $26,250. Management believes that following conversions to common stock during fiscal year 2020, the principal and interest owed totaled approximately $8,900 as of December 31, 2020.

Directors' & Officers' Insurance Policy Expiration

On October 11, 2019, the Company's insurance policy covering directors and officers expired and the carrier declined to renew the policy. The Company is working with its broker and other carriers to obtain coverage. This lapse of insurance coverage exposes the Company to the risk associated with its indemnification of its officers against legal actions by third parties as outlined in the officers' employment agreements as amended on September 16, 2019.

NOTE 16 - COMMITMENTS AND CONTINGENCIES

Contingencies

Legal Matters

On February 6, 2018 the Company sent a letter to the previous owners of Howco Distributing Co. ("Howco") alleging that they made certain financial misrepresentations under the terms of the Stock Purchase Agreement by which the Company acquired control of Howco during 2016. The Company claimed that the previous owners took excessive amounts of cash from the business prior to the close of the merger. On March 13, 2018 the Company filed a lawsuit against the previous owners by issuing a summons. On April 12, 2018, the Company received the Defendants' answer. On July 22, 2019, the Company was granted a dismissal without prejudice of the lawsuit filed against the previous owners of Howco. The Company and the previous owners are in discussion to settle the matter as of September 30, 2020.

In connection with the merger in fiscal 2016, with Texas Wyoming Drilling, Inc., a vendor has a claim for unpaid bills of approximately $75,000 against the Company. The Company and its legal counsel believe the Company is not liable for the claim pursuant to its indemnification clause in the merger agreement.

On February 11, 2019, the Supreme Court of the State of New York issued a summons to the former CFO of the Company, to appear before the court to answer the Company's complaint seeking payment under a personal guarantee of the defendant to provide half of any compensation paid to the former Chief Strategy Officer. The Company is seeking $300,000 from the defendant relating to the November 27, 2018 settlement agreement with the former Chief Strategy Office for $600,000. The former CFO has responded to the suit and has filed a motion to dismiss the Company's suit during August of 2019. The judge presiding ruled to dismiss the defendant's motion. Currently, the Company is in discussion with the former CFO's legal counsel to resolve the matter.

On April 10, 2019, a former service provider filed a complaint with three charges with the Superior Court Judicial District of New Haven, CT seeking payment for professional services. The Company has previously recognized expenses of $218,637, which remain unpaid in accounts payable. The Company has retained an attorney who is currently working to address the complaint. On August 9, 2019 the Company filed a motion to dismiss the charge of unjust enrichment. The judge granted the Company's motion to dismiss. The Company, through its attorney, is working to negotiate a settlement.

During the year ended September 30, 2019, two vendors (The Equity Group and Toppan Vintage) have asserted claims for past due amounts of approximately $59,000, arising from services provided. The Company has fully recognized in accounts payable the amounts associated with these claims and expects to resolve the matters to satisfaction of all parties.

The Impact of COVID-19

The Company is a wholesale vendor to the Department of Defense through its wholly owned subsidiary, Howco and is directly involved in distribution and integration of advanced low altitude UAV systems, services and products. Both the wholesale vendor and the integration/distribution aspects of the Company's business have been affected due to the COVID-19 social distancing requirements mandated by the federal, state and local governments where the Company's operations occur. For some businesses, like the Company's, much of the integration and distribution of its core products and delivery of its core services cannot always be done through "virtual" means, and even when this is possible, it requires significant capital and time to achieve. During the year ended September 30, 2020 sales and shipments at Howco have continued at a lower rate than during the year ended September 30, 2019. It is anticipated that there may be a higher impact on the Company's operations of COVID-19 being realized during the year ended September 30, 2020, however the Company cannot assess the financial impact of the related COVID-19 restrictions as compared to other economic and business factors.

Settlements

On January 29, 2018, the Company entered into a settlement agreement and mutual release with a vendor who had provided public relations and other consulting services whereby the Company shall pay to this vendor an aggregate amount of $60,000 of which $30,000 was paid on February 2, 2018. The Company was to have paid ten monthly payments of $3,000 per month beginning on February 29, 2018. The vendor is to return 400 common shares of the Company's common stock which will be cancelled upon satisfaction of the liability. The liability is recorded at $21,000 as of September 30, 2020 and 2019. The Company is in discussion with the vendor to address the past due amounts.

On November 13, 2018 the Company and a vendor agreed to settle $161,700 in past due professional fees for a convertible note in the amount of $90,000. The note bears interest at 5% and matures in July 2019, and has a fixed discount conversion feature. The note is now past due and remains unconverted at September 30, 2020; however there is no default interest of penalty associated with the default. The accrued balance as accounts payable of $71,700 was recognized as a gain on debt extinguishment upon receipt of the waiver and release from the vendor.

During 2016, Company entered into an employment agreement with the Company's former Chief Strategy Officer which provided for annual base compensation of $400,000 for a period of three years and provided for other additional benefits as defined in the agreement including a signing bonus of $100,000 payable during the first year of employment. During November 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from the legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 were due starting on January 15, through December 15, 2019. As of December 31, and September 30, 2019, unpaid balance related to the settlement were $54,000 and $131,724, respectively. The amount owed under the settlement was approximately $54,000, at December 31, 2019, which was paid on February 27, 2020, to the US Department of Treasury for taxes and other Federal obligations withheld along with employer payroll taxes.

On December 30, 2020, a Howco vendor filed a lawsuit seeking payment of past due invoices totaling $276,430 and finance charges of $40,212. The Company has recorded the liability for the invoices in the normal course of business. Management at Howco as well as a consultant are in negotiation with the vendor and their legal counsel and expect to settlement the matter.

As of September 30, 2020, the Company has received demand for payment of past due amounts for services by several consultants and service providers.

Commitments

Lease Obligations

The Company entered into an agreement with a manufacturer in Pismo Beach, California. The agreement provides for certain services to be provided by the manufacturer as needed by the Company. The agreement has an initial term of three years with one year renewals. In connection with this agreement, the Company has agreed to sublease space based in San Luis Obispo, California from the manufacturer for the purposes of the development and manufacturing of unmanned aerial vehicles. The lease provides for base monthly rent of approximately $15,000 for the initial term to be increased to $16,500 per month upon extension. The lease term begins February 1, 2017 and expires January 31, 2019 with the option to extend the term an additional 24 months. However, the Company never took possession of the premises and in July 2017, the Company made a decision to not take possession of the premises. The Company is in default of the rent payments and had received oral demand for payments. As of September 30, 2020, the Company has not made any of the required monthly rent payments in connection with this agreement. During fiscal 2017, the Company had expensed and accrued into accounts payable the remaining amounts due under the term of the lease for a total accrual of $360,000 pursuant to ASC 420-10-30. This balance remains accrued as of September 30, 2020 and September 30, 2019.

On April 16, 2020 the Company's subsidiary Howco renewed its office and warehouse lease in Vancouver, WA for a term commencing on June 1, 2020 extending through June 1, 2023 at an initial monthly rent of approximately $5,154. The lease requires monthly payments including base rent plus CAM with annual increases.

The Company recognized a right-of-use asset of and a lease liability of $156,554, which represents the fair value of the lease payments calculated as present value of the minimum lease payments using a discount rate of 10% on date of the lease renewal in accordance with ASC 842. The asset and liability will be amortized as monthly payments are made and lease expense will be recognized on a straight-line basis over the term of the lease.

Right of use asset (ROU) is summarized below:

September 30, 2020
Operating lease at inception - June 2, 2020	$156,554
Less accumulated reduction	(17,778)
Balance ROU asset as of September 30, 2020	$138,776

Operating lease liability related to the ROU asset is summarized below:

Operating lease liabilities at inception - June 2, 2020	$156,554
Reduction of lease liabilities	(17,383)
Total lease liabilities - September 30, 2020	$139,171
Less: current portion	(52,180)
Lease liabilities, non-current	$86,991

Non-cancellable operating lease total future payments at September 30, 2020 are summarized below:

Total minimum operating lease payments	$168,483
Less discount to fair value	(29,312)
Total lease liability at September 30, 2020	$139,171

Future minimum lease payments under non-cancellable operating leases at September 30, 2020 are as follows:

Years ending September 30,	Amount
2021	62,185
2022	63,369
2023	42,929
Total minimum non-cancelable operating lease payments	$168,483

For the years ended September 30, 2020 and 2019, rent expense for all leases amounted to $67,356 and $59,737, respectively.

In December 2019, the Company relocated its primary office to 195 Paterson Avenue, Little Falls, New Jersey, under a one-year lease with a renewal option having monthly payments of $500.

Profit Sharing Plan (for Howco)

On April 13, 2018, Howco announced to its employees a Company-wide profit sharing program. The employee profit share is equal to their annual salary divided by the Company's total annual payroll and multiplied by 10% of net income for the fiscal year. During the years ended September 30, 2020 and 2019 the employees earned $0 and $0, under this plan.

Notice of Default

On September 6, 2019, the Company received a notice of default under its senior secured credit facility with TCA, for non-payment of amounts due among other matters. Left uncured the default remedies include seizure of operating assets such as the Company's subsidiary. Additionally, the default may trigger cross default provisions under other agreements with other creditors.

On December 30, 2019, the Company failed to pay the principal and accrued interest on its February 27, 2019, convertible note payable to Redstart Holdings Corp upon its maturity. Legal counsel for the note holder submitted a demand notice for payment for 150% of the remaining principal balance of $63,000, amounting to $94,500, plus accrued interest. The Company recorded the default penalty with a charge to interest expense and increased the principal of the note as of December 30, 2019. The Company also recognized the additional put premium of $22,810, related to the increased principal as interest expense for stock settled debt.

During the year ended September 30, 2020, Crown Bridge Partners notified the Company of a default on their convertible note dated March 1, 2019. The principal was increased by charges of $17,500 for technical default effective June 30, 2020 and an additional put premium was calculated to be $26,250.

Directors' & Officers' Insurance Policy Expiration

On October 11, 2019, the Company's insurance policy covering directors and officers expired and the carrier declined to renew the policy. The Company is working with its broker and other carriers to obtain coverage. This lapse of insurance coverage exposes the Company to the risk associated with its indemnification of its officers against legal actions by third parties as outlined in the officers' employment agreements as amended on September 16, 2019.